Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financial Statements [Abstract]
FINANCIAL STATEMENTS

NOTE 1 – FINANCIAL STATEMENTS

Organization

SS Innovations International, Inc. (the “Company” or “SSII”) was incorporated as AVRA Surgical Microsystems, Inc. in the State of Florida on February 4, 2015. Effective November 5, 2015, the Company’s corporate name was changed to Avra Medical Robotics, Inc. (“AVRA”).

On April 14, 2023, a wholly owned subsidiary of the Company, AVRA-SSI Merger Corporation (“Merger Sub”) merged with CardioVentures, Inc., a Delaware corporation (“CardioVentures”), the indirect parent of Sudhir Srivastava Innovations Pvt. Ltd., an Indian private limited company engaged in the business of developing innovative surgical robotic technologies. As a result of the transaction, a “change in control” of the Company took place. In addition, among other matters, the Company changed its name to “SS Innovations International, Inc.” and implemented a one for ten reverse stock split.

The Transaction (Note 5) was accounted for as a recapitalization in accordance with GAAP (the “Recapitalization”). Under this method, AVRA was treated as the “acquired” company (the “Accounting Acquiree”) and Cardio Ventures Inc., the accounting acquirer, was assumed to have issued stock for the net assets of AVRA, accompanied by a recapitalization. Accordingly, for the year ended December 31, 2022, CardioVentures has been considered the ultimate holding company. Prior to October 18, 2022, Cardio Ventures Pvt Ltd., Bahamas (Cardio Bahamas), was in existence and served as the ultimate holding company. On October 18, 2022, Cardio Ventures Inc. acquired controlling interest in Otto Pvt Ltd. from Cardio Bahamas, making Cardio Ventures Inc. the ultimate holding company.

In April 2025, the Company successfully completed its uplisting to the Nasdaq, with its common stock listed for trading on Nasdaq under the ticker symbol “SSII” effective April 25, 2025.

Basis of Presentation

Unaudited Interim Condensed Consolidated Financial Statements

The interim condensed consolidated balance sheet as of September 30, 2025, and the interim condensed consolidated statement of operations, comprehensive loss and stockholders’ equity for the three and nine months ended September 30, 2025 and September 30, 2024 and flows for the nine months ended September 30, 2025 and September 30, 2024 are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for the fair presentation of our financial position as of September 30, 2025 and our results of operations for the three and nine months and cash flows for the nine months ended September 30, 2025 and September 30, 2024. The financial data and other financial information disclosed in these notes to the interim condensed consolidated financial statements related to the three nine months are also unaudited. The interim condensed consolidated results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future annual or interim period. The condensed consolidated balance sheet as of December 31, 2024 included herein was produced from the audited consolidated financial statements as of that date. These interim condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2024 as filed by us with the U.S. Securities and Exchange Commission (the “SEC”) on April 15, 2025.

The interim condensed consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The accompanying condensed financial statements have been prepared on a consolidated basis and reflect the condensed consolidated financial statements of SS Innovations International, Inc. and all of its subsidiaries (the “Group”).

The standalone financial statements of subsidiaries are fully consolidated on a line-by-line basis. Intra-group balances and transactions, and gains and losses arising from intra-group transactions, are eliminated while preparing condensed consolidated financial statements. Certain prior period amounts have been reclassified to conform to the current year presentation.

Accounting policies of the respective individual subsidiaries are aligned wherever necessary, so as to ensure consistency with the accounting policies that are adopted by the Company under GAAP.

Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis which implies the Company will continue to meet its obligations for the next 12 months as of the date these financial statements are issued. The Company had a working capital surplus of $27,237,289 and an accumulated deficit of $53,318,557 as of September 30, 2025. The Company also had net losses of $3,717,964 and $9,656,008 for three and nine months ended September 30, 2025 respectively, which losses primarily resulted from non-cash items such as stock compensation expense of $2,095,163 and $6,104,670 for the three and nine months ended September 30, 2025, respectively, and, depreciation of $297,173 and $766,416 for the three and nine months ended September 30, 2025, respectively. In addition, the Company has been dependent on related parties to fund operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited interim condensed consolidated financial statements are issued.

In February 2024, the Company raised $2,450,000 through a private offering of 7% One-Year Convertible Promissory Notes (“Notes”) from two affiliates of $1,000,000 each and $450,000 from three other investors to finance its ongoing working capital requirements. These notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $4.45.

In April 2024, the Company raised $2,000,000 from its affiliate by issuance of two One-Year 7% Promissory Notes of $1,000,000 each, to meet certain working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In July 2024, the Company raised $500,000 from its affiliate by issuance of One-Year 7% Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In October and November 2024, the Company raised $500,000 from its affiliate by issuance of One-Year 7% Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In December 2024, the Company raised $2,000,000 from its affiliate by issuance of One-Year 7% Convertible Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $1.38.

In January 2025, the Company raised $28,000,000 from its affiliate by issuance of One-Year 7% Convertible Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $1.38.

In February 2025, the Company paid $4,212,637 towards repayment of five 7% One-Year Promissory Notes totaling to $4,000,000 raised from Sushruta Pvt Ltd., on various dates during the year 2024, along with interest due thereon.

In February 2025, the Company paid $1,068,849 towards repayment of one 7% One-Year Convertible Promissory Notes of $1,000,000 raised from Andrew Economos along with the interest due thereon.

In February 2025, the Company converted three 7% One Year Convertible Promissory Notes totaling to $450,000 along with the interest accrued thereon, into 108,048 common shares of the Company as per the conversion rights exercised by the note holders.

In February 2025, the Company converted Convertible Notes worth $22,000,000, along with the interest accrued thereon, issued to Sushruta Pvt Ltd. into 16,046,814 common shares of the Company.

In March 2025, the Company converted Convertible Notes worth $8,000,000, along with the interest accrued thereon, issued to Sushruta Pvt Ltd into 5,811,554 common shares of the Company.

However, the Company’s existing cash resources and income from operations are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months. The management of the Company is making efforts to raise further funding to scale up operations and meet its longer-term capital needs. While management of the Company believes that it will be successful in its capital formation and planned expansion of its operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in generating additional revenues and ultimately achieving profitability. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

NOTE 1 – FINANCIAL STATEMENTS

Organization

SS Innovations International, Inc. (the “Company” or “SSII”) was incorporated as AVRA Surgical Microsystems, Inc. in the State of Florida on February 4, 2015. Effective November 5, 2015, the Company’s corporate name was changed to Avra Medical Robotics, Inc.

On April 14, 2023, a wholly owned subsidiary of the Company merged with CardioVentures, Inc., a Delaware corporation (“CardioVentures”), the indirect parent of Sudhir Srivastava Innovations Pvt. Ltd., an Indian private limited company engaged in the business of developing innovative surgical robotic technologies. As a result of the transaction, a “change in control” of the Company took place. In addition, among other matters, the Company changed its name to “SS Innovations International, Inc.” and implemented a one for ten reverse stock split. The financial statements, financial information, share and per share information contained in this report reflect the operations of both the Company and CardioVentures and give pro forma effect to the reverse stock split.

The Transaction (Note 5) was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method, AVRA was treated as the “acquired” company (“Accounting Acquiree”) and Cardio Ventures Inc., (the accounting acquirer), was assumed to have issued stock for the net assets of AVRA, accompanied by a recapitalization. Accordingly, for the year ended December 31, 2022, CardioVentures has been considered the ultimate holding company.

Basis of Presentation

The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements have been prepared on a consolidated basis and reflect the financial statements of SS Innovations International, Inc. and all of its subsidiaries (“Group”).

The standalone financial statements of subsidiaries are fully consolidated on a line-by-line basis. Intra-group balances and transactions, and gains and losses arising from intra-group transactions, are eliminated while preparing consolidated financial statements.

Accounting policies of the respective individual subsidiaries are aligned wherever necessary, so as to ensure consistency with the accounting policies that are adopted by the Company under U.S. GAAP.

Principles of Consolidation

The consolidated financial statements include our accounts and all majority-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The Company follows a monthly reporting calendar, with its fiscal year ending on December 31.

Reclassifications

Certain prior period amounts in the consolidated statements of operations and consolidated balance sheets have been reclassified to conform with the current period presentation.

Concentrations of Business and Credit Risk

We maintain certain cash balances in excess of limits insured by Federal Deposit Insurance Corporation for US and Deposit Insurance and Credit Guarantee Corporation for India. We periodically evaluate the credit worthiness of the financial institutions with which we maintain cash deposits. We have not experienced any losses in such accounts and do not believe that there is any material credit risk to our cash. Concentration of credit risk with respect to accounts receivable is limited due to the wide variety of customers to whom our products are sold. Receivables from individual customers exceeding 10% of our total receivables as of December 31, 2024, and 2023 are disclosed separately in Note-6.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis which implies the Company will continue to meet its obligations for the next 12 months as of the date these consolidated financial statements are issued. The Company has a working capital surplus of $6,086,069 and an accumulated deficit of $43,662,547 as of December 31, 2024. The Company also had a net loss of $19,151,197 for the year ended December 31, 2024, which was mainly on account of non-cash items like stock compensation expense of $14,342,784 and depreciation and amortization of $436,005. In addition, the Company has been dependent on related parties to fund operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Management recognizes that the Company must obtain additional resources to successfully implement its business plans. The Company has been able to augment its financial resources to further supplement its operations. Subsequent to year end, the Company has issued the convertible notes of $28,000,000 which has been converted into Company’s common stock in March 2025. This conversion of funds has resulted in a significant improvement in the Company’s stockholders’ equity and working capital position.

However, the Company’s existing cash resources and income from operations, are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months. The management of the Company is making efforts to raise further funding to scale up operations and meet its longer-term capital needs. While management of the Company believes that it will be successful in its capital formation and planned expansion of its operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in generating additional revenues and ultimately achieving profitability. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

MERGER ACCOUNTING

On April 14, 2023, a wholly owned subsidiary of the Company merged with CardioVentures, Inc., a Delaware corporation, the indirect parent of Sudhir Srivastava Innovations Pvt. Ltd., an Indian private limited company. As a result of the transaction, a “change in control” of the Company took place. In addition, among other matters, the Company changed its name to “SS Innovations International, Inc.” and implemented a one for ten reverse stock split. The consolidated financial statements, financial information and share and per share information contained in this report reflect the operations of both the Company and CardioVentures and give pro forma effect to the reverse stock split.

The CardioVentures Merger was accounted for as a reverse-merger, and recapitalization in accordance with generally accepted accounting principles (“GAAP”). For financial reporting purposes, SS Innovations International Inc. was the acquirer and AVRA was the acquired company. Consequently, the assets and liabilities and operations reflected in the historical financial statements prior to the CardioVentures Merger are consolidated assets and liabilities of AVRA and SS Innovations International Inc. and have been recorded at historical cost basis. The financial statements after completion of the CardioVentures Merger include the assets and liabilities of AVRA and SS Innovations International Inc.